Expense Example - Innovator Equity Defined Protection ETF - 1 Yr November - Innovator Equity Defined Protection ETF - 1 Yr November	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252